Share-based Payments - Additional Information (Details)		12 Months Ended
	Jul. 08, 2019 shares $ / shares	Mar. 31, 2021 CAD ($) shares Warrant yr mo $ / shares	Mar. 31, 2020 CAD ($) shares $ / shares	Mar. 31, 2019 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment transactions		$ 13,069,174	$ 16,594,588
Condition to purchase common shares		at an exercise price equal to at least 100% of the Market Price (as defined below) of the Common Shares on the grant date.
Number of outstanding unvested options vested with accelerated vesting date | shares			638,493
Number of forfeited unvested options | shares			510,794
Stock-based compensation expense		$ 12,352,218	$ 15,787,235
Stock-based compensation recognized		$ 13,069,174	16,471,766
Number of share options outstanding in share-based payment arrangement | Warrant		17,407,401
Weighted average fair value | $ / shares		$ 2.25
CEO
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock-based compensation expense			32,854
Vice-President & Chief Financial Officer
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock-based compensation expense			$ 264,274
Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum percent of option issuable		2.00%
Number of forfeited unvested options | shares		847,762	1,139,179
Weighted average fair value of options granted to employees		$ 2.04	$ 2.37
Number of options granted | shares		2,024,341	1,597,939
Stock-based compensation recognized		$ 1,802,716	$ 4,075,689
Weighted average exercise price, Granted | $ / shares		$ 2.15	$ 5.35
Number of options exercised | shares		4,976,793	2,067,418
Stock Option Plan | Non Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares		0	100,000
Stock Option Plan | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options term | yr		10
Percentage of common shares issued and outstanding		25.00%
Percent of stock common shares issuable to single holder		20.00%
Stock Option Plan | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period | mo		18
Non-market Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value of options granted to employees		$ 17,011,365
Number of options granted | shares	3,500,000		3,500,000
Stock-based compensation recognized		$ 117,184	$ 747,124
Weighted average exercise price, Granted | (per share)	$ 4.43		$ 5.90
Expiration date	Jul. 08, 2029
Vesting period	10 years
Description of vesting requirements for share-based payment arrangement	. These options vest after the attainment of non-market performance conditions within the following ten years.		recognition of the expense related to the two first tranches was estimated to be over a longer number of years, ranging from 7.7 to 9.7 years
Period over which expense will be recognized		9 years 8 months 12 days
Estimated fair value to be expensed			$ 9,720,798
Achievement expense of fair value			747,128
Remaining fair value at measurement date to be recognized		$ 2,996,374	8,973,670
Non-market Performance Options | Second Tranche
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Reversal of expense due to change in estimated probability of achievement of non-market performance conditions		$ 1,088,121
Non-market Performance Options | CEO
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value of options granted to employees			$ 4.86
Non-market Performance Options | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			9 years 8 months 12 days
Non-market Performance Options | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			7 years 8 months 12 days
Non-market Performance Options | Bottom of range | First Tranche
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		9 years 8 months 12 days
Market Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value of options granted to employees		$ 23,614,977
Number of options granted | shares	5,500,000		5,500,000
Stock-based compensation recognized		$ 3,090,327	$ 2,260,597
Weighted average exercise price, Granted | (per share)	$ 4.43		$ 5.88
Expiration date	Jul. 08, 2029
Vesting period	10 years
Description of vesting requirements for share-based payment arrangement		These options vest after the attainment of market performance conditions within the following ten years.
Period over which expense will be recognized		9 years 9 months 10 days
Number of options vested | shares		775,000	775,000
Number of options exercised | shares		25,000
Unrecognized compensation cost		$ 18,264,053	$ 21,354,380
Market Performance Options | CEO
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value of options granted to employees			4.29
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock-based compensation recognized		$ 83,843	$ 14,445
Number of share options outstanding in share-based payment arrangement | shares		41,960	48,313	448,387
Number of other equity instruments exercised or vested in share based payment arrangement upon services to be render 12 months from date of grant | shares		28,290	11,058
Number of other equity instruments exercised or vested in share-based payment arrangement | shares		0	6,596
Number of other equity instruments exercised or vested in share based payment arrangement after completion of service | shares		0	2,583
Number of other equity instruments exercised or vested in share based payment arrangement granted for past services. | shares			28,076
Weighted average fair value | $ / shares		$ 2.38	$ 5.60
Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock-based compensation recognized		$ 7,843,861	$ 9,525,623
Unrecognized compensation cost		$ 6,718,656	$ 6,718,656
Number of share options outstanding in share-based payment arrangement | shares		3,354,631	2,099,998
Weighted average fair value | $ / shares		$ 2.21	$ 5.80
Restricted Stock Units | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		3 years
Restricted Stock Units | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		6 months
Restricted Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock-based compensation recognized		$ 131,243
Weighted average fair value | $ / shares		$ 4.19